Share capital - Rio Tinto plc - Summary of share capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares held	0	0	0
Rio Tinto plc [Member]
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital at beginning balance	1,287,660,000	1,351,609,000	1,384,520,000
Issued and fully paid up share capital at beginning balance	$ 211,000	$ 220,000	$ 224,000
Ordinary shares issued (in shares)	40,974	35,380	26,241
Shares purchased and cancelled	(28,356,034)	(63,984,287)	32,937,000
Shares purchased and cancelled	$ (4,000)	$ (9,000)	$ (4,000)
Issued and fully paid up share capital at ending balance	$ 207,000	$ 211,000	220,000
Number of shares held by public at beginning balance	1,287,660,000	1,351,609,000
Shares purchased and cancelled	$ 41	$ 35	$ 26
Number of issued and fully paid up share capital at ending balance	1,259,345,000	1,287,660,000	1,351,609,000
Number of shares held by public at ending balance	1,259,345,000	1,287,660,000	1,351,609,000
Rio Tinto plc [Member] | Shares held by public [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)	(28,356,000)	(63,984,000)	(32,937,000)
Number of shares held	9,421,000	9,445,000	9,551,000
Shares purchased and cancelled	(28,356,000)	(63,984,000)
Number of shares held by public at beginning balance	1,278,215,000	1,342,058,000	1,374,822,000
Shares reissued from treasury	24,000	106,000	147,000
Number of shares held by public at ending balance	1,249,924,000	1,278,215,000	1,342,058,000
Rio Tinto plc [Member] | Special voting share [Member]
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc [Member] | DLC dividend share [Member]
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc [Member] | Equalisation share [Member]
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only